Supplemental Disclosures of Cash Flow Data (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Disclosures of Cash Flow Data [Abstract]
Interest paid	$ 126	$ 115	$ 127
Income taxes paid (received)	(61)	29	78
Significant non-cash investing and financing transactions:
Equity securities received in exchange of fixed maturity AFS securities			17
Net increase (decrease) in fixed maturity AFS securities and accrued investment income in connection with reinsurance transactions	$ 54	$ (3,700)	$ 58